Convertible Promissory Notes (Tables)	9 Months Ended
Oct. 31, 2016
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

Following is a summary of convertible promissory notes:

	October 31, 2016	January 31, 2016

12% convertible note payable issued August 2013, due in August 2016	$-	$62,160
12% convertible note payable issued November 2015, due November 2017	34,496	55,000
12% convertible note payable issued December 2015, due September 2016	-	50,542
	34,496	167,702
Less debt discount	(2,189)	(8,470)
Less current portion of convertible notes	-	(108,670)
Long-term convertible notes payable	$32,307	$50,562